Basis of Preparation of the Financial Statements (Details)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022 € / $	Jun. 30, 2022 ₪ / $	Jun. 30, 2021 € / $	Jun. 30, 2021 ₪ / $	Jun. 30, 2022 € / $	Jun. 30, 2022 ₪ / $	Jun. 30, 2021 € / $	Jun. 30, 2021 ₪ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 ₪ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 ₪ / $
Functional Currency And Presentation Currency [Line Items]
Foreign exchange rate, opening balance					0.883	3.11			0.883	3.11
Average USD exchange rate	0.938	3.341	0.83	3.265	0.915	3.272	0.83	3.265			0.845	3.23
Foreign exchange rate, closing balance	0.962	3.5	0.841	3.26	0.962	3.5	0.841	3.26			0.883	3.11
Subsequent event
Functional Currency And Presentation Currency [Line Items]
Average USD exchange rate									0	0
Foreign exchange rate, closing balance									0	0